Property, plant and equipment, net - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Property, plant and equipment
Property, plant & equipment, gross	$ 15,234	$ 6,314	$ 1,737
Less accumulated depreciation	(2,009)	(921)	(309)
Property, plant & equipment, net	13,225	5,393	1,428
Computer equipment
Property, plant and equipment
Property, plant & equipment, gross	1,182	649	88
Laboratory equipment
Property, plant and equipment
Property, plant & equipment, gross	11,016	3,547	1,601
Office equipment
Property, plant and equipment
Property, plant & equipment, gross	258	192	$ 48
Leasehold improvements
Property, plant and equipment
Property, plant & equipment, gross	1,631	$ 1,926
Assets under construction
Property, plant and equipment
Property, plant & equipment, gross	$ 1,147